Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 4,861	$ 4,174
Due Within 1 Year [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	740	603
Due After 1 Year But Within 2 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	1,015	598
Due After 2 Years But Within 3 years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	736	500
Due After 3 Years But Within 4 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	639	498
Due After 4 Years But Within 5 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	448	412
Due After 5 Years [Member]
Fixed Assets and Right of Use Assets and Lease Liability (Details) - Schedule of future minimum lease cash inflows under non-cancellable operating leases [Line Items]
Total	$ 1,283	$ 1,563